Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Avenue), 28th Floor
New York, New York 10019
June 17, 2025
FILED VIA EDGAR
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-1004
Re: Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the Funds listed on Appendix A that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated June 12, 2025, filed electronically as Post-Effective Amendment No. 434 to the Trust’s Registration Statement on Form N-1A on June 12, 2025.
If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy L. Fuller of K&L Gates at (202) 778-9475.
Sincerely,
DIREXION SHARES ETF TRUST
/s/ Angela Brickl
General Counsel
Rafferty Asset Management, LLC

Appendix A
Direxion Daily Next Gen Bull 2X ETF
Direxion Daily Next Gen Bear 2X ETF
Direxion Daily Next Gen Bear 1X ETF
Direxion Daily AAL Bull 2X ETF
Direxion Daily AAL Bear 1X ETF
Direxion Daily ASML Bull 2X ETF
Direxion Daily ASML Bear 1X ETF
Direxion Daily BABA Bull 2X ETF
Direxion Daily BABA Bear 1X ETF
Direxion Daily CCL Bull 2X ETF
Direxion Daily CCL Bear 1X ETF
Direxion Daily COIN Bull 2X ETF
Direxion Daily COIN Bear 1X ETF
Direxion Daily COST Bull 2X ETF
Direxion Daily COST Bear 1X ETF
Direxion Daily DIS Bull 2X ETF
Direxion Daily DIS Bear 1X ETF
Direxion Daily DKNG Bull 2X ETF
Direxion Daily DKNG Bear 1X ETF
Direxion Daily F Bull 2X ETF
Direxion Daily F Bear 1X ETF
Direxion Daily HOOD Bull 2X ETF
Direxion Daily HOOD Bear 1X ETF
Direxion Daily INTC Bull 2X ETF
Direxion Daily INTC Bear 1X ETF
Direxion Daily KO Bull 2X ETF
Direxion Daily KO Bear 1X ETF
Direxion Daily LCID Bull 2X ETF
Direxion Daily LCID Bear 1X ETF
Direxion Daily MARA Bull 2X ETF
Direxion Daily MARA 1X Bear ETF
Direxion Daily O Bull 2X ETF
Direxion Daily O Bear 1X ETF
Direxion Daily PYPL Bull 2X ETF
Direxion Daily PYPL Bear 1X ETF
Direxion Daily RBLX Bull 2X ETF
Direxion Daily RBLX Bear 1X ETF
Direxion Daily SHOP Bull 2X ETF
Direxion Daily SHOP Bear 1X ETF
Direxion Daily SOFI Bull 2X ETF
Direxion Daily SOFI Bear 1X ETF
Direxion Daily UBER Bull 2X ETF
Direxion Daily UBER Bear 1X ETF
Direxion Daily XYZ Bull 2X ETF

Direxion Daily XYZ Bear 1X ETF
Direxion Daily Top 5 Semiconductors Bull 2X ETF
Direxion Daily Top 5 Semiconductors Bear 1X ETF
Direxion Daily Top 10 Biotech Bull 2X ETF
Direxion Daily Top 10 Biotech Bear 1X ETF
Direxion Daily Top 10 Communication Services Bull 2X ETF
Direxion Daily Top 10 Communication Services Bear 1X ETF
Direxion Daily Top 10 Consumer Discretionary Bull 2X ETF
Direxion Daily Top 10 Consumer Discretionary Bear 1X ETF
Direxion Daily Top 10 Consumer Staples Bull 2X ETF
Direxion Daily Top 10 Consumer Staples Bear 1X ETF
Direxion Daily Top 5 Energy Bull 2X ETF
Direxion Daily Top 5 Energy Bear 1X ETF
Direxion Daily Top 10 Financial Bull 2X ETF
Direxion Daily Top 10 Financial Bear 1X ETF
Direxion Daily Top 10 Healthcare Bull 2X ETF
Direxion Daily Top 10 Healthcare Bear 1X ETF
Direxion Daily Top 10 Industrials Bull 2X ETF
Direxion Daily Top 10 Industrials Bear 1X ETF
Direxion Daily Top 10 Materials Bull 2X ETF
Direxion Daily Top 10 Materials Bear 1X ETF
Direxion Daily Top 10 Real Estate Bull 2X ETF
Direxion Daily Top 10 Real Estate Bear 1X ETF
Direxion Daily Top 10 Technology Bull 2X ETF
Direxion Daily Top 10 Technology Bear 1X ETF
Direxion Daily Top 10 Utilities Bull 2X ETF
Direxion Daily Top 10 Utilities Bear 1X ETF